Fair Value Measurements (Details) - Schedule of The Inputs Used In Valuing The Derivative Warrant Liabilities - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of derivative component of the obligation is initially valued and classified as a derivative liability [Abstract]
Equity Value	$ 2.04	$ 3.99
Exercise price	$ 11.5	$ 11.5
Term, in years	3 years 10 months 9 days	4 years 10 months 9 days
Volatility	76.00%	35.00%
Risk-free rate	3.90%	3.94%
Dividend yield	0.00%	0.00%
Call option value	$ 0.42	$ 0.3